OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 10:-	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2013	2014

Payroll and other employee related accruals	$4,112	$3,995
Vacation accrual	2,990	2,669
Royalties provision	500	929
Government authorities	667	468
Accrued expenses	9,351	7,146
Others	338	551

	$17,958	$15,758